INCOME TAXES - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Current income taxes	$ (76)	$ (168)	$ (152)	$ (220)
Deferred income taxes	16	94	32	134
Income taxes	$ (60)	$ (74)	$ (120)	$ (86)
Effective tax rate (as a percent)	30.00%	10.90%	31.30%	10.60%